RELATED PARTY TRANSACTIONS - Promissory Note and Loans (Details) - USD ($)		3 Months Ended	4 Months Ended
	Sep. 14, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount repaid		$ 267,768
Promissory Note with Related Party
Related Party Transaction [Line Items]
Proceeds from Related Party Advances	$ 300,000
Amount borrowed			$ 267,768
Amount repaid		0	267,768
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans convertible into warrants		$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)		$ 2.00	$ 2.00
Loans from working capital		$ 0	$ 0